SUPPLEMENT DATED MARCH 9, 2023

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019

New York Life Income Plus Variable Annuity	New York Life Income Plus Variable Annuity II

INVESTING IN

NYLIAC Variable Separate Account-III

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

1.	New Maximum Income Benefit Payment Commencement Date for Traditional IRA Policies (Income Plus Variable Annuity policies only)

As of January 1, 2023, for Traditional IRAs, the Income Benefit Payment Commencement Date cannot be later than April 1st of the year following the year you attain your “applicable age” as defined in the Code. If you attain age 72 after 2022 and age 73 before 2033, your applicable age is 73. If you attain age 74 after 2032, your applicable age is 75. If you were born in 1959, you should consult your tax advisor regarding your “applicable age” because it is not clear under the SECURE 2.0 Act of 2022, as enacted, whether your “applicable age” is age 73 or age 75.

2.	New Maximum Guaranteed Future Income Benefit (GFIB) Payment Commencement Date for Traditional IRA Policies

As of January 1, 2023, for Traditional IRAs, the GFIB Payment Commencement Date cannot be later than April 1st of the year following the year you attain your “applicable age” as defined in the Code. If you attain age 72 after 2022 and age 73 before 2033, your applicable age is 73. If you attain age 74 after 2032, your applicable age is 75. If you were born in 1959, you should consult your tax advisor regarding your “applicable age” because it is not clear under the SECURE 2.0 Act of 2022, as enacted, whether your “applicable age” is age 73 or age 75.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010